SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Assets	$ 411,866	$ 391,003
UNITED STATES
Disclosure of products and services [line items]
Assets	178,847	172,952
Canada
Disclosure of products and services [line items]
Assets	54,683	52,989
United Kingdom
Disclosure of products and services [line items]
Assets	37,963	36,740
Brazil
Disclosure of products and services [line items]
Assets	23,947	22,052
Other Europe
Disclosure of products and services [line items]
Assets	37,644	32,065
Australia
Disclosure of products and services [line items]
Assets	27,446	20,767
INDIA
Disclosure of products and services [line items]
Assets	20,296	20,935
Colombia
Disclosure of products and services [line items]
Assets	10,701	11,065
Other Asia
Disclosure of products and services [line items]
Assets	12,562	12,866
Other
Disclosure of products and services [line items]
Assets	$ 7,777	$ 8,572